Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Common stocks: 96.30%
Communication services: 0.39%
Entertainment: 0.39%
Lions Gate Entertainment Class B †	307,225	$ 3,056,889
Consumer discretionary: 9.74%
Auto components: 0.73%
Fox Factory Holding Corporation †	48,144	5,656,920
Hotels, restaurants & leisure: 2.24%
International Game Technology plc	428,264	11,374,692
Papa John's International Incorporated	70,508	5,919,147
		17,293,839
Household durables: 1.50%
Skyline Champion Corporation †	105,590	7,223,412
Sonos Incorporated †	224,287	4,357,896
		11,581,308
Leisure products: 0.80%
Callaway Golf Company	265,041	6,143,650
Multiline retail: 0.78%
Ollie's Bargain Outlet Holdings Incorporated	104,391	6,006,658
Specialty retail: 3.69%
Academy Sports & Outdoors Corporation	130,462	7,716,827
Boot Barn Holdings Incorporated †	58,878	4,560,101
Burlington Stores Incorporated	25,259	5,411,741
Five Below Incorporated †	36,222	7,400,155
Monro Muffler Brake Incorporated	67,619	3,410,702
		28,499,526
Consumer staples: 4.26%
Food & staples retailing: 1.07%
Performance Food Group Company †	146,002	8,262,253
Food products: 1.77%
Lamb Weston Holdings Incorporated	74,155	7,462,959
TreeHouse Foods Incorporated †	127,286	6,210,284
		13,673,243
Personal products: 1.42%
e.l.f. Beauty Incorporated †	146,991	10,987,577
Energy: 1.98%
Energy equipment & services: 0.69%
ChampionX Corporation	175,319	5,359,502
Oil, gas & consumable fuels: 1.29%
Callon Petroleum Company †	121,843	4,722,635
Ranger Oil Corporation Class A	125,652	5,214,558
		9,937,193
See accompanying notes to portfolio of investments

Allspring Small Company Growth Portfolio  |  1

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Financials: 8.71%
Banks: 0.89%
Triumph Bancorp Incorporated †	113,215	$ 6,889,133
Capital markets: 3.24%
Evercore Partners Incorporated Class A	55,423	7,270,389
Focus Financial Partners Class A †	85,377	4,427,651
Stifel Financial Corporation	142,565	9,527,619
Virtu Financial Incorporated Class A	204,102	3,751,395
		24,977,054
Insurance: 3.66%
BRP Group Incorporated Class A †	346,145	9,948,207
Palomar Holdings Incorporated †	93,986	5,639,160
Ryan Specialty Group Holdings Incorporated †	213,576	8,995,821
Skyward Specialty Insurance	188,180	3,673,274
		28,256,462
Thrifts & mortgage finance: 0.92%
Essent Group Limited	165,412	7,104,445
Health care: 25.82%
Biotechnology: 5.68%
Amicus Therapeutics Incorporated †	422,393	5,571,364
Avid Bioservices Incorporated †	234,660	3,862,504
Blueprint Medicines Corporation †	92,986	3,939,817
Cytokinetics Incorporated †	106,699	4,626,469
Insmed Incorporated †	211,181	4,303,869
Ionis Pharmaceuticals Incorporated †	87,042	3,124,808
Iovance Biotherapeutics Incorporated	175,630	1,280,343
Neurocrine Biosciences Incorporated †	49,349	5,087,882
Sarepta Therapeutics Incorporated †	41,582	5,078,410
Springworks Therapeutics Incorporated †	98,881	3,154,304
Ultragenyx Pharmaceutical Incorporated †	86,666	3,855,770
		43,885,540
Health care equipment & supplies: 8.69%
Atricure Incorporated †	94,399	3,634,362
Axonics Incorporated †	137,344	8,253,001
Conmed Corporation	68,227	6,562,755
Glaukos Corporation †	82,979	3,919,098
Haemonetics Corporation †	83,420	6,487,573
iRhythm Technologies Incorporated †	47,482	5,587,682
Novocure Limited	21,304	1,639,769
Omnicell Incorporated †	100,644	5,479,059
Silk Road Medical Incorporated †	174,085	9,224,764
Tandem Diabetes Care Incorporated †	111,131	3,985,158
TransMedics Group Incorporated †	72,871	5,834,781
Treace Medical Concepts Incorporated †	163,062	3,499,311
ViewRay Incorporated †	699,667	3,022,561
		67,129,874
Health care providers & services: 3.61%
AMN Healthcare Services Incorporated †	78,526	7,068,125
HealthEquity Incorporated †	91,169	5,941,484
See accompanying notes to portfolio of investments

2  |  Allspring Small Company Growth Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Health care providers & services (continued)
Oak Street Health Incorporated	148,647	$ 5,262,104
Privia Health Group Incorporated †	159,923	4,466,649
U.S. Physical Therapy Incorporated	50,370	5,103,992
		27,842,354
Health care technology: 2.48%
Evolent Health Incorporated Class A †	182,961	6,405,465
Phreesia Incorporated †	183,530	6,753,904
Veradigm Incorporated †	361,464	6,003,917
		19,163,286
Life sciences tools & services: 4.20%
Adaptive Biotechnologies Corporation †	270,797	2,315,314
Avantor Incorporated †	426,787	10,400,795
Azenta Incorporated †	69,863	3,066,287
BioLife Solutions Incorporated †	171,693	3,993,579
ICON plc ADR	56,050	12,646,562
		32,422,537
Pharmaceuticals: 1.16%
Axsome Therapeutics Incorporated †	63,431	4,325,360
Pacira Biosciences Incorporated †	108,593	4,622,804
		8,948,164
Industrials: 19.76%
Aerospace & defense: 1.38%
Kratos Defense & Security Solutions Incorporated †	360,673	4,562,513
Mercury Systems Incorporated †	116,668	6,106,403
		10,668,916
Air freight & logistics: 0.59%
GXO Logistics Incorporated †	92,615	4,590,926
Building products: 3.03%
Advanced Drainage Systems Incorporated	69,593	6,174,987
Masonite International Corporation †	86,323	7,665,482
The AZEK Company Incorporated	199,351	4,802,366
Zurn Elkay Water Solutions Corporation	208,208	4,788,784
		23,431,619
Commercial services & supplies: 0.99%
IAA Incorporated †	97,093	3,972,075
KAR Auction Services Incorporated †	255,317	3,648,480
		7,620,555
Construction & engineering: 0.71%
Dycom Industries Incorporated †	65,397	5,507,081
Electrical equipment: 1.39%
Atkore Incorporated †	47,189	6,890,538
Vicor Corporation †	82,438	3,874,586
		10,765,124
See accompanying notes to portfolio of investments

Allspring Small Company Growth Portfolio  |  3

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Machinery: 2.67%
Chart Industries Incorporated †	47,200	$ 6,301,200
SPX Technologies Incorporated †	110,663	7,795,102
Wabash National Corporation	236,836	6,489,306
		20,585,608
Professional services: 5.85%
ASGN Incorporated †	110,006	9,768,533
Clarivate plc †	321,696	3,258,780
FTI Consulting Incorporated †	56,470	10,374,104
ICF International Incorporated	71,411	7,104,680
KBR Incorporated	199,413	10,989,650
Sterling Check Corporation †	285,998	3,637,895
		45,133,642
Road & rail: 1.64%
Knight-Swift Transportation Holdings Incorporated	111,833	6,356,588
Schneider National Incorporated Class B	223,748	6,278,369
		12,634,957
Trading companies & distributors: 1.51%
Boise Cascade Company	73,646	5,089,675
Core & Main Incorporated, Class A †	280,097	6,529,061
		11,618,736
Information technology: 21.66%
Communications equipment: 2.06%
Ciena Corporation †	210,560	10,153,203
Lumentum Holdings Incorporated †	107,011	5,758,262
		15,911,465
Electronic equipment, instruments & components: 1.14%
Itron Incorporated †	90,241	5,032,741
Par Technology Corporation †	110,848	3,785,459
		8,818,200
IT services: 3.03%
SS&C Technologies Holdings Incorporated	161,715	9,492,671
Verra Mobility Corporation †	423,905	7,303,883
WEX Incorporated †	33,972	6,550,141
		23,346,695
Semiconductors & semiconductor equipment: 2.58%
Onto Innovation Incorporated †	64,148	5,290,286
Silicon Motion Technology Corporation ADR	73,436	4,936,368
Synaptics Incorporated †	34,606	4,070,012
Teradyne Incorporated	55,402	5,603,358
		19,900,024
Software: 12.85%
Black Knight Incorporated	133,818	7,975,553
Box Incorporated Class A †	322,493	10,755,142
Confluent Incorporated Class A †	218,253	5,323,191
CyberArk Software Limited †	50,677	7,336,509
Doubleverify Holdings Incorporated †	192,419	5,054,847
See accompanying notes to portfolio of investments

4  |  Allspring Small Company Growth Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Software (continued)
HashiCorp Incorporated Class A	175,071	$ 5,112,073
Jamf Holding Corporation †	299,335	6,351,889
JFrog Limited	264,286	6,078,578
LiveRamp Holdings Incorporated	163,169	3,855,683
Nutanix Incorporated Class A †	233,991	6,610,246
Pagerduty Incorporated †	250,923	7,492,561
PTC Incorporated †	97,646	12,237,973
Sprout Social Incorporated Class A †	106,751	6,509,676
Varonis Systems Incorporated †	184,154	4,986,890
Zuora Incorporated †	420,916	3,565,159
		99,245,970
Materials: 3.16%
Chemicals: 2.30%
Element Solutions Incorporated †	553,989	11,378,934
Orion Engineered Carbons SA	251,337	6,409,094
		17,788,028
Metals & mining: 0.86%
Steel Dynamics Incorporated	52,451	6,614,596
Real estate: 0.82%
Equity REITs: 0.82%
Ryman Hospitality Properties Incorporated	68,265	6,332,944
Total Common stocks (Cost $532,438,963)		743,592,493

		Yield
Short-term investments: 3.56%
Investment companies: 3.56%
Allspring Government Money Market Fund Select Class ♠∞		4.39%	27,492,552	27,492,552
Total Short-term investments (Cost $27,492,552)				27,492,552
Total investments in securities (Cost $559,931,515)	99.86%			771,085,045
Other assets and liabilities, net	0.14			1,089,118
Total net assets	100.00%			$772,174,163

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Allspring Small Company Growth Portfolio  |  5

Portfolio of investments—February 28, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$32,660,804	$190,316,793	$(195,485,045)	$ 0	$0	$27,492,552	27,492,552	$426,822
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	2,594,900	81,499,530	(84,094,991)	561	0	0	0	115,044#
				$561	$0	$27,492,552		$541,866

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

6  |  Allspring Small Company Growth Portfolio

Notes to portfolio of investments—February 28, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Allspring Small Company Growth Portfolio  |  7

Notes to portfolio of investments—February 28, 2023 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,056,889	$0	$0	$3,056,889
Consumer discretionary	75,181,901	0	0	75,181,901
Consumer staples	32,923,073	0	0	32,923,073
Energy	15,296,695	0	0	15,296,695
Financials	67,227,094	0	0	67,227,094
Health care	199,391,755	0	0	199,391,755
Industrials	152,557,164	0	0	152,557,164
Information technology	167,222,354	0	0	167,222,354
Materials	24,402,624	0	0	24,402,624
Real estate	6,332,944	0	0	6,332,944
Short-term investments
Investment companies	27,492,552	0	0	27,492,552
Total assets	$771,085,045	$0	$0	$771,085,045
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended February 28, 2023, the Portfolio did not have any transfers into/out of Level 3.

8  |  Allspring Small Company Growth Portfolio